Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 45,822		$ 770,463	$ (19,426)	$ 240,982		$ 1,037,841
Balance, shares at Dec. 31, 2008	44,192,000
Common stock issuances, value	900		21,876				22,776
Common stock issuances, shares	900,000
Net income (loss)					87,482	(364)	87,118
Noncontrolling interest capital investment						323	323
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)				(2,824)			(2,824)
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)
Amounts reclassified to net income, net of tax (Notes 5 and 13)
Dividends declared common					(43,148)		(43,148)
Balance at Dec. 31, 2009	46,722		792,339	(22,250)	285,316	(41)	1,102,086
Balance, shares at Dec. 31, 2009	45,092,000
Common stock issuances, value	507		15,546				16,053
Common stock issuances, shares	507,000
Net income (loss)					103,877	(424)	103,453
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)				2,842			2,842
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)				(11,436)			(11,436)
Amounts reclassified to net income, net of tax (Notes 5 and 13)				60			60
Dividends declared common					(46,062)		(46,062)
Balance at Dec. 31, 2010	47,229		807,885	(30,784)	343,131	(465)	1,166,996
Balance, shares at Dec. 31, 2010	45,599						45,599,036
Common stock issuances, value	357		13,755				14,112
Common stock issuances, shares	357,000
Net income (loss)					112,287	(524)	111,763
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)				(8,138)			(8,138)
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)				(11,134)			(11,134)
Amounts reclassified to net income, net of tax (Notes 5 and 13)				725			725
Dividends declared common					(49,293)		(49,293)
Balance at Dec. 31, 2011	$ 47,586		$ 821,640	$ (49,331)	$ 406,125	$ (989)	$ 1,225,031
Balance, shares at Dec. 31, 2011	45,956,000	[1]					45,956,088

[1]	At December 31, 2011, 2.1 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 177,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 11).